CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 18 - CONCENTRATIONS OF CREDIT RISK

(a) Cash The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had zero cash balance in excess of FDIC insured limits at December 31, 2023 and 2022.